Significant Accounting Policies (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 01, 2017	Apr. 06, 2017	Mar. 08, 2016
Noncontrolling Interest [Line Items]
Carrying value of redeemable noncontrolling interests	$ 4,662,000			$ 5,111,000	$ 1,480,000
Redemption value adjustment, year-to-date	838,000			(1,270,000)	(936,000)	$ 182,000
Noncontrolling interests in consolidated entities	1,560,000			772,000	52,772,000
Long-term debt, gross	13,513,000			11,947,000	0
Investments in unconsolidated entities	500,000			500,000	500,000
Cost method investment, impairment	0	$ 0		0	0
Impairment	$ 1,919,000	$ 0	$ 0	$ 1,072,000	0	$ 0
Notes Payable to Banks | Term Loan Due October 2018
Noncontrolling Interest [Line Items]
Long-term debt, gross					0
Revolving Credit Facility | Facility due On Demand
Noncontrolling Interest [Line Items]
Long-term debt, gross					0
Revolving Credit Facility | Facility Due 2022
Noncontrolling Interest [Line Items]
Long-term debt, gross					0
Medium-term Notes | Term Loan due 2022
Noncontrolling Interest [Line Items]
Long-term debt, gross					$ 0		$ 0
Furniture and Fixtures | Minimum
Noncontrolling Interest [Line Items]
Estimated useful life	3 years			3 years
Furniture and Fixtures | Maximum
Noncontrolling Interest [Line Items]
Estimated useful life	7 years 6 months			7 years 6 months
Software and Software Development Costs | Minimum
Noncontrolling Interest [Line Items]
Estimated useful life	3 years			3 years
Software and Software Development Costs | Maximum
Noncontrolling Interest [Line Items]
Estimated useful life	5 years			5 years
Ashford LLC
Noncontrolling Interest [Line Items]
Ashford Inc. ownership interest	99.80%			99.80%	99.80%
Redeemable noncontrolling interests	0.20%			0.20%				0.20%
Noncontrolling interests in consolidated entities	0.00%			0.00%	0.00%
Noncontrolling ownership	100.00%			100.00%	100.00%
Carrying value of redeemable noncontrolling interests	$ 396,000			$ 385,000	$ 179,000
Redemption value adjustment, year-to-date	23,000			224,000	(54,000)
Redemption value adjustment, cumulative	381,000			358,000	134,000
Noncontrolling interests in consolidated entities	$ 0			$ 0	$ 0
J&S
Noncontrolling Interest [Line Items]
Ashford Inc. ownership interest	85.00%			85.00%	0.00%
Redeemable noncontrolling interests	15.00%			15.00%	0.00%
Noncontrolling interests in consolidated entities	0.00%			0.00%	0.00%
Noncontrolling ownership	100.00%			100.00%	0.00%
Carrying value of redeemable noncontrolling interests	$ 2,877,000			$ 2,522,000	$ 0
Redemption value adjustment, year-to-date	0			0	0
Redemption value adjustment, cumulative	0			0	0
Noncontrolling interests in consolidated entities	433,000			439,000	0
Assets, available only to settle subsidiary's obligations	40,905,000			36,951,000	0
Liabilities, no recourse to Ashford Inc	23,712,000			21,821,000	$ 0
J&S | Revolving Credit Facility | Facility Due 2022
Noncontrolling Interest [Line Items]
Long-term debt, gross	1,226,000			814,000
J&S | Medium-term Notes | Term Loan due 2022
Noncontrolling Interest [Line Items]
Long-term debt, gross	$ 10,492,000			$ 9,917,000
OpenKey
Noncontrolling Interest [Line Items]
Ashford Inc. ownership interest	45.61%			43.90%	40.06%
Redeemable noncontrolling interests	29.65%			39.59%	46.31%
Noncontrolling interests in consolidated entities	24.74%			16.51%	13.63%				100.00%
Noncontrolling ownership	100.00%			100.00%	100.00%
Carrying value of redeemable noncontrolling interests	$ 1,389,000			$ 2,204,000	$ 1,301,000
Redemption value adjustment, year-to-date	(861,000)			1,046,000	1,000,000
Redemption value adjustment, cumulative	1,160,000			2,021,000	975,000
Noncontrolling interests in consolidated entities	949,000			128,000	96,000
Assets, available only to settle subsidiary's obligations	4,415,000			1,403,000	960,000
Liabilities, no recourse to Ashford Inc	758,000			889,000	$ 256,000
Long-term debt, gross				0
OpenKey | Revolving Credit Facility | Facility due October 2018
Noncontrolling Interest [Line Items]
Long-term debt, gross	0			0
OpenKey | Medium-term Notes | Term Loan due 2022
Noncontrolling Interest [Line Items]
Long-term debt, gross	$ 0			$ 0
Pure Rooms
Noncontrolling Interest [Line Items]
Ashford Inc. ownership interest	70.00%			70.00%	0.00%
Redeemable noncontrolling interests	0.00%			0.00%	0.00%
Noncontrolling interests in consolidated entities	30.00%			30.00%	0.00%
Noncontrolling ownership	100.00%			100.00%	0.00%
Carrying value of redeemable noncontrolling interests				$ 0	$ 0
Redemption value adjustment, year-to-date				0	0
Redemption value adjustment, cumulative				0	0
Noncontrolling interests in consolidated entities	$ 171,000			205,000	0
Assets, available only to settle subsidiary's obligations	1,654,000			1,865,000	0
Liabilities, no recourse to Ashford Inc	1,558,000			1,652,000	$ 0
Pure Rooms | Notes Payable to Banks | Term Loan Due October 2018
Noncontrolling Interest [Line Items]
Long-term debt, gross	160,000			220,000
Pure Rooms | Revolving Credit Facility | Facility due On Demand
Noncontrolling Interest [Line Items]
Long-term debt, gross	$ 100,000			$ 100,000
RED
Noncontrolling Interest [Line Items]
Ashford Inc. ownership interest	80.00%			0.00%
Redeemable noncontrolling interests	0.00%			0.00%
Noncontrolling interests in consolidated entities	20.00%			0.00%
Noncontrolling ownership	100.00%			0.00%
Noncontrolling interests in consolidated entities	$ 7,000			$ 0
Assets, available only to settle subsidiary's obligations	2,472,000			0
Liabilities, no recourse to Ashford Inc	$ 828,000			0
Long-term debt, gross				0
RED | Revolving Credit Facility | Facility due October 2018
Noncontrolling Interest [Line Items]
Long-term debt, gross				$ 0
Performance Holdco Investment
Noncontrolling Interest [Line Items]
Noncontrolling interests in consolidated entities	40.00%			40.00%